SHARE-BASED PAYMENT (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Notes and other explanatory information [abstract]
Number of options, Outstanding at beginning balance	2,626,113	2,072,100
Weighted average of exercise price, Outstanding at beginning balance	$ 3.19	$ 2.94
Number of options, Granted	360,000	765,000
Weighted average of exercise price, Granted	$ 6.35	$ 3.12
Number of options, Exercised	(220,875)	(42,391)
Weighted average of exercise price, Exercised	$ 4.19	$ 2.35
Number of options, Expired	(339,500)	(144,846)
Weighted average of exercise price, Expired	$ 4.06	$ 4.24
Number of options, Forfeited	(121,625)	(23,750)
Weighted average of exercise price, Forfeited	$ 4.19	$ 3.32
Number of options, Outstanding at ending balance	2,304,113	2,626,113
Weighted average of exercise price, Outstanding at ending balance	$ 3.22	$ 2.93
Number of options, Exercisable	1,325,043	1,358,925
Weighted average of exercise price, Exercisable	$ 3.02	$ 3.55